Concentrations of Credit Risk and Major Customers - Schedule of Cash Position by Geographic Area (Details) - Geographic Concentration Risk [Member] - Cash and Cash Equivalents [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Country:
Total cash and cash equivalents, and restricted cash	$ 1,170,464	$ 1,550,086
Total cash and cash equivalents, and restricted cash, percentage	100.00%	100.00%
Singapore [Member]
Country:
Total cash and cash equivalents, and restricted cash	$ 228,448	$ 234,897
Total cash and cash equivalents, and restricted cash, percentage	19.00%	15.00%
China (Hongkong) [Member]
Country:
Total cash and cash equivalents, and restricted cash	$ 936,264	$ 1,310,551
Total cash and cash equivalents, and restricted cash, percentage	80.00%	84.00%
China (Mainland) [Member]
Country:
Total cash and cash equivalents, and restricted cash	$ 5,752	$ 4,638
Total cash and cash equivalents, and restricted cash, percentage	1.00%	1.00%